Right of Use Assets and Lease Liabilities - Disclosure of payments on lease liabilities (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Disclosure of maturity analysis of operating lease payments [Line Items]
less amount representing interest expense	$ (1,898,642)
Lease liability	5,552,263
Current Portion of Lease Liabilities	811,034	$ 633,035
Long Term Portion of Lease Liabilities	4,741,229	$ 5,535,051
Year 1 [Member]
Disclosure of maturity analysis of operating lease payments [Line Items]
Payments on Lease Liabilities	1,318,698
Thereafter [Member]
Disclosure of maturity analysis of operating lease payments [Line Items]
Payments on Lease Liabilities	$ 6,132,207